Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Sales to the related parties	$ 24,367	$ 74,698	$ 107,052	$ 130,273
Accounts receivable from related parties	5,959		5,959		17,224
Investment advisory firm paid amount	23,000		23,000
Fees and expenses	$ 90,000		$ 90,000